SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Southern California Gas Company Retirement Savings Plan 002
EBP, Accounting Policy [Line Items]
EBP, Risk and Uncertainty	The Plan’s share of these investments held in the Master Trust are as follows (dollars in thousands):

	December 31, 2025		December 31, 2024
	Amount	% of Plan’s Investment	Amount	% of Plan’s Investment
TRP	$1,604,650	50.25%	$1,426,615	47.35%
The Vanguard Group, Inc.	612,812	19.19%	579,637	19.24%